UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

(Registrant’s telephone number, including area code)

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Davidson Multi Cap Equity Fund
Class A | DFMAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$122	1.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark,  the S&P 1500® Index primarily due to stock selection.
PERFORMANCE HIGHLIGHTS
Positive contributions to performance came from the Financials and Communications Services sectors. Within Financials, the Fund’s investments in commercial and investment banking did well; given the drop in short-term interest rates, capital market activity improved. Within Communication Services, increasing consumer demand for broadband and video streaming services drove performance for this sector.
The Fund’s investments in the Industrials and Consumer Discretionary sectors were the primary detractors to performance. Outside of Aerospace and Defense, the business environment for Industrials was lackluster. As for the Consumer Discretionary sector, weak housing and auto markets impacted our investments within this space.

Top Contributors
↑	Financials, Communication Services

Top Detractors
↓	Industrials, Consumer Discretionary
POSITIONING
In terms of size allocation, the Fund’s positioning has not changed materially. The Fund is overweight both mid- and small-cap companies and underweight large-cap stocks relative to the benchmark. In terms of style, the Fund is overweight value stocks and underweight both core and growth. This is a change from last year, when the Fund’s style allocation was evenly balanced across the three categories.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Davidson Multi Cap Equity Fund	PAGE 1	TSR-AR-007989239

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.72	15.22	11.35
Class A (with sales charge)	8.79	14.40	10.95
S&P Composite 1500 TR	14.48	16.35	13.23
Visit https://www.davidsonmutualfunds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$146,492,899
Number of Holdings	50
Net Advisory Fee	$765,174
Portfolio Turnover	16%
Visit https://www.davidsonmutualfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of net assets)
Information Technology	29.0%
Financials	13.9%
Health Care	11.2%
Communication Services	10.8%
Industrials	9.9%
Consumer Discretionary	9.3%
Consumer Staples	4.9%
Energy	3.1%
Real Estate	2.5%
Cash & Other	5.4%

Top Holdings	(% of net assets)
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class C	3.9%
Apple, Inc.	3.7%
Broadcom, Inc.	3.0%
Citigroup, Inc.	2.9%
Goldman Sachs Group, Inc.	2.9%
Netflix, Inc.	2.8%
NVIDIA Corp.	2.6%
Intuit, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.davidsonmutualfunds.com.
Davidson Multi Cap Equity Fund	PAGE 2	TSR-AR-007989239

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Davidson Investment Advisors, Inc. documents not be householded, please contact Davidson Investment Advisors, Inc. at 1-877-332-0529, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Davidson Investment Advisors, Inc. or your financial intermediary.
Davidson Multi Cap Equity Fund	PAGE 3	TSR-AR-007989239

Davidson Multi Cap Equity Fund
Class I | DFMIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$96	0.90%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark,  the S&P 1500® Index primarily due to stock selection.
PERFORMANCE HIGHLIGHTS
Positive contributions to performance came from the Financials and Communications Services sectors. Within Financials, the Fund’s investments in commercial and investment banking did well; given the drop in short-term interest rates, capital market activity improved. Within Communication Services, increasing consumer demand for broadband and video streaming services drove performance for this sector.
The Fund’s investments in the Industrials and Consumer Discretionary sectors were the primary detractors to performance. Outside of Aerospace and Defense, the business environment for Industrials was lackluster. As for the Consumer Discretionary sector, weak housing and auto markets impacted our investments within this space.

Top Contributors
↑	Financials, Communication Services

Top Detractors
↓	Industrials, Consumer Discretionary
POSITIONING
In terms of size allocation, the Fund’s positioning has not changed materially. The Fund is overweight both mid- and small-cap companies and underweight large-cap stocks relative to the benchmark. In terms of style, the Fund is overweight value stocks and underweight both core and growth. This is a change from last year, when the Fund’s style allocation was evenly balanced across the three categories.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
Davidson Multi Cap Equity Fund	PAGE 1	TSR-AR-00770X725

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.01	15.51	11.63
S&P Composite 1500 TR	14.48	16.35	13.23
Visit https://www.davidsonmutualfunds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$146,492,899
Number of Holdings	50
Net Advisory Fee	$765,174
Portfolio Turnover	16%
Visit https://www.davidsonmutualfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of net assets)
Information Technology	29.0%
Financials	13.9%
Health Care	11.2%
Communication Services	10.8%
Industrials	9.9%
Consumer Discretionary	9.3%
Consumer Staples	4.9%
Energy	3.1%
Real Estate	2.5%
Cash & Other	5.4%

Top Holdings	(% of net assets)
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class C	3.9%
Apple, Inc.	3.7%
Broadcom, Inc.	3.0%
Citigroup, Inc.	2.9%
Goldman Sachs Group, Inc.	2.9%
Netflix, Inc.	2.8%
NVIDIA Corp.	2.6%
Intuit, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.davidsonmutualfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Davidson Investment Advisors, Inc. documents not be householded, please contact Davidson Investment Advisors, Inc. at 1-877-332-0529, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Davidson Investment Advisors, Inc. or your financial intermediary.
Davidson Multi Cap Equity Fund	PAGE 2	TSR-AR-00770X725

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$19,000	$18,900
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

DAVIDSON MULTI-CAP EQUITY FUND
Core Financial Statements
June 30, 2025

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS — 95.3%
Aerospace & Defense — 2.4%
RTX Corp.	24,283	$3,545,804
Air Freight & Logistics — 1.7%
FedEx Corp.	11,103	2,523,823
Automobile Components — 1.3%
Aptiv PLC(a)	27,428	1,871,138
Banks — 3.6%
Citigroup, Inc.	50,281	4,279,919
WaFd, Inc.	34,038	996,632
		5,276,551
Beverages — 1.5%
Constellation Brands, Inc. - Class A	13,931	2,266,295
Biotechnology — 2.2%
Vertex Pharmaceuticals, Inc.(a)	7,253	3,229,036
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	29,231	6,412,989
Capital Markets — 2.9%
Goldman Sachs Group, Inc.	5,968	4,223,852
Chemicals — 2.4%
Corteva, Inc.	28,136	2,096,976
HB Fuller Co.	23,193	1,395,059
		3,492,035
Communications Equipment — 2.3%
Arista Networks, Inc.(a)	33,655	3,443,243
Consumer Staples Distribution & Retail — 2.0%
Walmart, Inc.	29,791	2,912,964
Electric Utilities — 1.3%
Exelon Corp.	43,193	1,875,440
Electrical Equipment — 2.3%
Eaton Corp. PLC	9,283	3,313,938
Entertainment — 2.8%
Netflix, Inc.(a)	3,042	4,073,633
Financial Services — 4.0%
PayPal Holdings, Inc.(a)	30,980	2,302,434
Visa, Inc. - Class A	10,081	3,579,259
		5,881,693

The accompanying notes are an integral part of these financial statements.

1

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — 3.0%
Becton, Dickinson & Co.	12,785	$2,202,216
Medtronic PLC	25,567	2,228,676
		4,430,892
Health Care Providers & Services — 3.6%
Cigna Group	7,520	2,485,962
Labcorp Holdings, Inc.	10,848	2,847,708
		5,333,670
Industrial Conglomerates — 2.1%
Honeywell International, Inc.	13,171	3,067,262
Insurance — 1.8%
Progressive Corp.	9,727	2,595,747
Interactive Media & Services — 6.2%
Alphabet, Inc. - Class C	32,486	5,762,692
Meta Platforms, Inc. - Class A	4,422	3,263,834
		9,026,526
Machinery — 1.4%
Otis Worldwide Corp.	19,997	1,980,103
Multi-Utilities — 1.2%
Sempra	23,470	1,778,322
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	15,351	2,198,109
EOG Resources, Inc.	19,662	2,351,772
		4,549,881
Personal Care Products — 1.4%
BellRing Brands, Inc.(a)	35,790	2,073,315
Pharmaceuticals — 2.3%
AstraZeneca PLC - ADR	25,651	1,792,492
Bristol-Myers Squibb Co.	34,301	1,587,793
		3,380,285
Semiconductors & Semiconductor Equipment — 9.4%
Broadcom, Inc.	16,018	4,415,362
NVIDIA Corp.	24,499	3,870,597
Silicon Laboratories, Inc.(a)	16,263	2,396,516
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,425	3,040,628
		13,723,103
Software — 13.6%
Dynatrace, Inc.(a)	50,913	2,810,907
Fortinet, Inc.(a)	31,056	3,283,240
Intuit, Inc.	4,833	3,806,616

The accompanying notes are an integral part of these financial statements.

2

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Microsoft Corp.	14,930	$7,426,331
Salesforce, Inc.	9,648	2,630,913
		19,958,007
Specialty Retail — 1.9%
Home Depot, Inc.	7,584	2,780,598
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	26,381	5,412,590
Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc.	51,764	2,548,859
Wireless Telecommunication Services — 1.8%
T-Mobile US, Inc.	11,249	2,680,187
TOTAL COMMON STOCKS (Cost $73,912,782)		139,661,781
REAL ESTATE INVESTMENT TRUSTS - COMMON — 4.1%
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AGNC Investment Corp.	258,582	2,376,368
Residential REITs — 1.4%
Camden Property Trust	18,246	2,056,142
Specialized REITs — 1.1%
CubeSmart	38,958	1,655,715
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,986,576)		6,088,225
SHORT-TERM INVESTMENT — 0.6%
Money Market Funds — 0.6%
First American Government Obligations Fund - Class X, 4.25%(b)	810,280	810,280
TOTAL SHORT-TERM INVESTMENT (Cost $810,280)		810,280
TOTAL INVESTMENTS — 100.0% (Cost $79,709,638)		146,560,286
Liabilities in Excess of Other Assets — (0.0)%(c)		(67,387)
TOTAL NET ASSETS — 100.0%		$146,492,899

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and
Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

3

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

DAVIDSON MULTI-CAP EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2025

ASSETS:
Investments in securities, at value (identified cost $79,709,638)	$146,560,286
Receivables
Fund shares sold	3,311
Dividends and interest	118,367
Prepaid expenses	22,157
Total assets	146,704,121
LIABILITIES:
Payables
Advisory fee (Note 4)	78,363
12b-1 distribution fees - Class A	38,410
Administration fees	35,382
Audit fees	22,600
Transfer agent fees and expenses	14,290
Trustee fees and expenses	8,255
Shareholder reporting	5,464
Custody fees	3,116
Chief Compliance Officer fees	2,500
Fund shares redeemed	648
Legal fees	458
Fund accounting fees	304
Other expenses	1,432
Total liabilities	211,222
NET ASSETS	$146,492,899
COMPONENTS OF NET ASSETS:
Paid-in capital	$74,821,548
Total distributable earnings	71,671,351
Net assets	$146,492,899
CALCULATION OF NET ASSET VALUE PER SHARE:
Class A
Net assets applicable to shares outstanding	$64,887,840
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,803,320
Net asset value and redemption price per share	$35.98
Maximum offering price per share (Net asset value per share divided by 96.50%)	$37.28
Class I
Net assets applicable to shares outstanding	$81,605,059
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,267,960
Net asset value and redemption price per share	$35.98

The accompanying notes are an integral part of these financial statements.

5

DAVIDSON MULTI-CAP EQUITY FUND
STATEMENT OF OPERATIONS
for the Year Ended June 30, 2025

INVESTMENT INCOME:
Income:
Dividends (net of withholding taxes and issuance fees of $11,451)	$2,231,853
Interest	94,045
Total investment income	2,325,898
EXPENSES:
Advisory fees (Note 4)	913,735
Administration fees (Note 4)	202,611
12b-1 distribution fees - Class A (Note 5)	163,270
Transfer agent fees and expenses (Note 4)	77,963
Federal and state registration fees	42,415
Fund accounting fees (Note 4)	42,061
Trustee fees and expenses	32,202
Audit fees	22,700
Reports to shareholders	19,380
Custody fees (Note 4)	16,446
Chief Compliance Officer fee (Note 4)	15,001
Legal fees	10,107
Insurance expense	4,245
Other expenses	14,866
Total expenses before advisory fee waiver and expense reimbursement	1,577,002
Less: advisory fee waiver and expense reimbursement (Note 4)	(148,561)
Net expenses	1,428,441
Net investment income	897,457
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND REDEMPTION IN-KIND:
Net realized gain on investments	4,215,362
Net realized gain on redemption in-kind	1,282,128
Net change in unrealized appreciation/(depreciation) on investments	10,640,621
Net realized and unrealized gain on investments and redemption in-kind	16,138,111
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,035,568

The accompanying notes are an integral part of these financial statements.

6

DAVIDSON MULTI-CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2025	2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$897,457	$841,799
Net realized gain/(loss) on investments	4,215,362	3,967,382
Net realized gain on redemption in-kind	1,282,128	1,123,876
Net change in unrealized appreciation/(depreciation) on investments	10,640,621	11,789,798
Net increase in net assets resulting from operations	17,035,568	17,722,855
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders - Class A	(1,002,404)	(1,275,998)
Net dividends and distributions to shareholders - Class I	(1,287,505)	(1,296,279)
Total distributions to shareholders	(2,289,909)	(2,572,277)
CAPITAL SHARE TRANSACTIONS:
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	(5,192,275)	9,034,474
Total increase in net assets	9,553,384	24,185,052
NET ASSETS:
Beginning of year	136,939,515	112,754,463
End of year	$ 146,492,899	$136,939,515

(a)	A summary of share transactions can be found below.

	Class A
	Year Ended June 30,
	2025		2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	57,304	$1,951,157	83,969	$2,492,612
Shares issued on reinvestments of distributions	25,601	896,287	39,822	1,127,748
Shares redeemed*	(301,031)	(10,217,240)	(232,410)	(6,853,560)
Net decrease	(218,126)	$(7,369,796)	(108,619)	$ (3,233,200)
* Net of redemption fees of		$—		$3

	Class I
	Year Ended June 30,
	2025		2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	265,571	$8,963,606	666,506	$ 20,214,974
Shares issued on reinvestments of distributions	24,935	871,732	34,692	980,742
Shares redeemed**	(230,067)	(7,657,817)	(306,613)	(8,928,042)
Net increase	60,439	$2,177,521	394,585	$ 12,267,674
** Net of redemption fees of		$—		$2

The accompanying notes are an integral part of these financial statements.

7

DAVIDSON MULTI-CAP EQUITY FUND - CLASS A
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$32.39	$28.60	$27.65	$32.80	$24.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.17	0.17	0.08	0.05	0.13
Net realized and unrealized gain/(loss) on investments	3.94	4.25	3.83	(2.29)	10.98
Total from investment operations	4.11	4.42	3.91	(2.24)	11.11
LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.10)	(0.07)	(0.07)	(0.13)
From net realized gain on investments	(0.43)	(0.53)	(2.89)	(2.84)	(3.17)
Total distributions	(0.52)	(0.63)	(2.96)	(2.91)	(3.30)
Redemption fees retained*	—	0.00^#	—	0.00^#	—
Net asset value, end of year	$35.98	$32.39	$28.60	$27.65	$32.80
Total return	12.72%	15.75%	14.98%	−8.10%	47.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (thousands)	$64,888	$65,476	$60,926	$65,143	$79,939
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.26%	1.28%	1.30%	1.26%	1.26%
After fee waivers and expense reimbursement	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.40%	0.45%	0.12%	0.04%	0.33%
After fee waivers and expense reimbursement	0.51%	0.58%	0.27%	0.15%	0.44%
Portfolio turnover rate	15.93%	29.02%	16.44%	15.60%	25.04%

^	Based on average shares outstanding.
#	Amount is less than $0.01 per share.
*	Effective October 28, 2023, the Fund does not charge redemption fees. Prior to October 28, 2023, a redemption fee of 1.00% was assessed against shares held for seven calendar days or less.
The accompanying notes are an integral part of these financial statements.

8

DAVIDSON MULTI-CAP EQUITY FUND - CLASS I
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$32.37	$28.59	$27.65	$32.80	$24.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.26	0.25	0.15	0.13	0.20
Net realized and unrealized gain/(loss) on investments	3.94	4.23	3.83	(2.29)	10.98
Total from investment operations	4.20	4.48	3.98	(2.16)	11.18
LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.17)	(0.15)	(0.15)	(0.20)
From net realized gain on investments	(0.43)	(0.53)	(2.89)	(2.84)	(3.17)
Total distributions	(0.59)	(0.70)	(3.04)	(2.99)	(3.37)
Redemption fees retained*	—	0.00^#	—	0.00^#	—
Net asset value, end of year	$35.98	$32.37	$28.59	$27.65	$32.80
Total return	13.01%	16.02%	15.28%	−7.87%	47.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (thousands)	$81,605	$71,464	$51,828	$46,307	$54,106
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.01%	1.03%	1.05%	1.01%	1.01%
After fee waivers and expense reimbursement	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.65%	0.70%	0.38%	0.29%	0.58%
After fee waivers and expense reimbursement	0.76%	0.83%	0.53%	0.40%	0.69%
Portfolio turnover rate	15.93%	29.02%	16.44%	15.60%	25.04%

^	Based on average shares outstanding.
#	Amount is less than $0.01 per share.
*	Effective October 28, 2023, the Fund does not charge redemption fees. Prior to October 28, 2023, a redemption fee of 1.00% was assessed against shares held for seven calendar days or less.
The accompanying notes are an integral part of these financial statements.

9

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025
NOTE 1 – ORGANIZATION
The Davidson Multi-Cap Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Class A and Class I shares. The Fund’s Class A shares and Class I shares commenced operations on August 11, 2008 and October 30, 2013, respectively. Class A shares are subject to a maximum front-end sales load of 3.50%, which decreases depending on the amount invested.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on the tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a last-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax

10

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2025, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Distributable Earnings	Paid-in Capital
$(1,505,081)	$1,505,081

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective October 28, 2023, the Fund does not charge a redemption fee. Prior to October 28, 2023, the Fund charged a 1.00% redemption fee to shareholders who redeemed shares held for seven days or less. Such fees were retained by the Fund and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes in net assets.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of June 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

11

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
Accounting Pronouncements: The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Davidson Investment Advisors, Inc. (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$139,661,781	$—	$—	$139,661,781
Real Estate Investment Trusts	6,088,225	—	—	6,088,225
Short-Term Investment	810,280	—	—	810,280
Total Investments	$146,560,286	$—	$—	$146,560,286

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity

12

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is currently effective for the Fund. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the year ended June 30, 2025, the Fund incurred $913,735 in advisory fees. Advisory fees payable at June 30, 2025 for the Fund were $78,363.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividend on securities sold short and extraordinary expenses, Rule 12b-1 fees, and other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended June 30, 2025, the Advisor reduced its fees and absorbed Fund expenses in the amount of $151,050. For the year ended June 30, 2025, the Adviser recouped $2,489 in previously waived expenses in the Fund. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

6/30/2026	6/30/2027	6/30/2028	Total
$165,594	$156,089	$151,050	$472,733

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended June 30, 2025, are disclosed in the statement of operations.
Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Distributor has advised the Fund that it has received $28,602 in front-end sales charges resulting from sales of Class A shares. For the year ended June 30, 2025, the Distributor paid commissions of $27,668 to D.A. Davidson & Co. (“DAD”), the Advisor’s affiliated broker dealer. Additionally, DAD will receive all of the initial sales charges for purchases of Class A shares of the Fund without a dealer of record and the 1.00% charge on Class A shares redeemed within twelve months of purchase.

13

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the Class A shares average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended June 30, 2025, the 12b-1 distribution fees incurred under the Plan by the Fund’s shares are disclosed in the statement of operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the year ended June 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $22,198,564 and $25,041,142, respectively. There were no purchases or sales of long-term U.S. Government securities.
For the year ended June 30, 2025, the proceeds from sales of securities, excluding short-term securities, includes securities redeemed in-kind of $3,224,673
NOTE 7 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, D.A. Davidson & Co., Inc. FBO Customers owned 27.14% of the outstanding shares of the Fund.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended June 30, 2025 and June 30, 2024 was as follows:

	Year Ended June 30,
	2025	2024
Ordinary income	$518,481	$523,280
Long-term capital gains	1,771,428	2,048,997

As of June 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$79,713,407
Gross tax unrealized appreciation	69,073,774
Gross tax unrealized depreciation	(2,226,895)
Net tax unrealized appreciation(a)	66,846,879
Undistributed ordinary income	836,118
Undistributed Long-term Gains	3,988,354
Total distributable earnings	4,824,472
Total accumulated earnings/(losses)	$71,671,351

(a)	The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales.

14

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.
•
Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

15

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
•
Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

•
Foreign and Emerging Market Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. These risks are enhanced in emerging markets.

•
ETF and Mutual Fund Risk. When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Information Technology Sector Risk. The Fund may invest a significant portion of its assets in companies in the information technology sector. Factors such as failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

16

DAVIDSON MULTI-CAP EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of
Advisors Series Trust and
Shareholders of
Davidson Multi-Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Davidson Multi-Cap Equity Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2025

17

DAVIDSON MULTI-CAP EQUITY FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within ﬁnancial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the last six months of the year.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the last six months of the year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	9/5/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	9/5/2025

* Print the name and title of each signing officer under his or her signature.